Income Taxes (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net deferred tax asset (liability)	$ 5,796,978	$ 1,407,885
Valuation allowance	$ (5,796,978)	$ (709,852)